Software Development Costs - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Research And Development [Abstract]
Capitalized costs	$ 0	$ 0	$ 0	$ 0